UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

June 30, 2011

Gateway Fund

Management Discussion and Investment Results page 1

Portfolio of Investments page 11

Financial Statements page 21

GATEWAY FUND

Management Discussion

Managers:

Michael T. Buckius, CFA

J. Patrick Rogers, CFA

Paul R. Stewart, CFA

Gateway Investment

Advisers, LLC

Objective:

The fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Strategy:

Invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options.

Inception Date:

December 7, 1977*

Symbols:

Class A	GATEX
Class C	GTECX
Class Y	GTEYX

* As of the close of business on February 15 , 2008, the Fund acquired the assets and liabilities of Gateway Fund (the “Predecessor Fund”), a series of The Gateway Trust, an Ohio business trust. The Fund is the successor to the Predecessor Fund.

Market Conditions

The first half of 2011 unfolded with equity markets continuing to exhibit the erratic behavior that has been in evidence over the last three years. Starting in January, the S&P 500 Index extended its 2010 rally by earning 5.92% in the first quarter, peaking at 9.06% for the year-to-date through the end of April and then sliding nearly 7% through June 15, 2011. Only a subsequent two-week rally in late June allowed the index to escape negative performance for the second quarter as it finished up 0.10%. For the first half of 2011, the S&P 500 Index earned a solid 6.02%.

Risk factors that weighed on the equity market included the stubborn lack of progress in domestic employment and housing, as well as global economic risks associated with the European credit crisis and the tsunami and nuclear contamination in Japan.

Moreover, the market advance appeared to hinge on the aggressive pursuit of the Federal Reserve Board’s liquidity programs. The persistent pattern of declining trading volume in 2011, as compared to 2009 and 2010, combined with the propensity for lower volume on up-market days and higher volume on down-market days, underscored the notion of a market with little conviction in the rally and continuing anxiety about the downside.

Fund Performance

For the six months ended June 30, 2011, Class A shares of Gateway Fund returned 2.56% at net asset value. The S&P 500 Index returned 6.02%.

Explanation of Fund Performance

As expected, the equity holdings in the portfolio closely tracked the performance of the S&P 500 Index during the first six months of 2011. While the fund’s objective is to capture the majority of equity market returns, it does so in a risk-managed way, decreasing the likelihood of full participation in periods of sharp market declines or strong market rallies. For the first four months of 2011, the S&P 500 Index advanced 9.06%, while the fund’s Class A shares earned 3.88%. For the

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remainder of the semi-annual period, the S&P slipped 2.78%, while the fund lost 1.28%. While premium cash flows from short index call positions helped the fund to participate in the January through April market advance, premiums served to mitigate the market’s declines in May and June. Despite lower overall levels of implied volatility, the fund has been successful in exploiting volatility spikes and earning index call premiums, while taking advantage of lulls in the market to establish index put positions for longer durations. Selling index call options is an important source of returns for the fund, while index put positions are intended to moderate the downside consequences of what has come to be known as “tail-risk.” Tail-risk is the market’s reaction, often in extremes, to events that are typically shrouded in uncertainty as to cause and potential effect. Historically, the index put options have had a valuable impact in reducing the losses induced by tail-risk events for Gateway Fund investors.

Outlook

As the equity markets attempt to navigate the second half of 2011, numerous macro challenges remain, including political turmoil in North Africa and the Middle East, European debt woes, slowing expansion in emerging markets, persistent unemployment in the United States and the recent termination of the Federal Reserve’s massive liquidity program. On balance, however, continued low interest rates, strengthening corporate balance sheets and growth opportunities in emerging markets may provide ample opportunity and support for market upside. Although the strategy underpinning the Gateway Fund is indifferent as to the future direction of the market, the presence of risk factors and limited upside underscore the validity of its approach. Overall, the fund remains positioned to be vigilant against downside risks but poised to earn steady option premiums in flat or rising markets.

What You Should Know:

Investments in the Fund are subject to a number of risks. Please see the “Principal Risks” section of the Fund’s prospectus. The purchase of Fund shares should be seen as a long-term investment.

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GATEWAY FUND

Investment Results through June 30, 2011

The charts comparing the fund’s performance to an index provide a general sense of how it performed. The fund’s total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, an index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares1,6

June 30, 2001 through June 30, 2011

Average Annual Total Returns — June 30, 20116

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 12/07/1977)[1]
NAV	2.56%	11.88%	2.40%	3.14%
With 5.75% Maximum Sales Charge	-3.34	5.45	1.19	2.53

Class C (Inception 2/19/2008)[1]
NAV	2.18	11.03	1.63	2.35
With CDSC[2]	1.18	10.03	1.63	2.35

Class Y (Inception 2/19/2008)[1]
NAV	2.64	12.16	2.56	3.22

Comparative Performance
S&P 500 Index[3]	6.02	30.69	2.94	2.72
Barclays Capital U.S. Aggregate Bond Index[4]	2.72	3.90	6.52	5.74
Morningstar Long-Short Equity Fund Avg.[5]	1.06	9.12	0.20	1.60

Performance data quoted represents past performance and is no guarantee of future results. Investment return and value will vary and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ga.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Class Y shares are not available for purchase by all investors.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

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Fund Composition	% of Net Assets as of 6/30/11
Common Stocks	98.4
Purchased Options	0.4
Written Options	(3.1)
Short-Term Investments and Other	4.3

Ten Largest Holdings	% of Net Assets as of 6/30/11
ExxonMobil Corp.	3.4
Apple, Inc.	2.5
Chevron Corp.	2.2
AT&T, Inc.	2.1
Microsoft Corp.	2.0
Pfizer, Inc.	2.0
JPMorgan Chase & Co.	1.9
General Electric Co.	1.8
Wells Fargo & Co.	1.7
International Business Machines Corp.	1.7

Five Largest Industries	% of Net Assets as of 6/30/11
Oil, Gas & Consumable Fuels	9.4
Pharmaceuticals	6.3
Software	4.0
IT Services	3.9
Diversified Financial Services	3.9

Portfolio holdings and asset allocations will vary.

Expense Ratios

as stated in the most recent prospectus

Share Class	Gross Expense Ratio[7]	Net Expense Ratio[8]
A	1.05%	0.94%
C	1.80	1.70
Y	0.80	0.70

NOTES TO CHARTS

1	Prior to 2/15/08 performance of Class A shares is that of the predecessor fund, restated to reflect the sales load of Class A shares. Prior to the inception of Class C shares (2/19/08), performance is that of the predecessor fund, restated to reflect the higher net expenses and sales loads of Class C shares. Prior to the inception of Class Y shares (2/19/08), performance is that of the predecessor fund.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	S&P 500 Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

4	Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

5	Morningstar Long-Short Equity Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

6	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

7	Before fee waivers and/or expense reimbursements.

8	After fee waivers and/or expense reimbursements. Waivers/reimbursements are contractual and are set to expire on 4/30/12. Contracts are reevaluated on an annual basis.

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ADDITIONAL INFORMATION

The views expressed in this report reflect those of the managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

Before investing, consider the Fund’s investment objective, risks, charges and expenses. Visit ga.natixis.com or call 800-225-5478 for a prospectus and/or a summary prospectus, both of which contain this and other information. Read it carefully.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at ga.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2011 through June 30, 2011. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

GATEWAY FUND	BEGINNING ACCOUNT VALUE 1/1/2011	ENDING ACCOUNT VALUE 6/30/2011	EXPENSES PAID DURING PERIOD* 1/1/2011 – 6/30/2011
Class A
Actual	$1,000.00	$1,025.60	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71
Class C
Actual	$1,000.00	$1,021.80	$8.52
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50
Class Y
Actual	$1,000.00	$1,026.40	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.94%, 1.70% and 0.70% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees, including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group and category of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s expenses to the fees charged to institutional accounts with similar strategies managed by the Adviser and to those of a peer group of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion of a questionnaire by the Adviser (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) the Adviser’s financial results and/or financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the procedures employed to determine the value of the Fund’s assets, (v) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board of Trustees that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs show-

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ing performance and fee differentials against the Fund’s category of funds, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against its category. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review and Governance Committee and/or the full Board of Trustees, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board of Trustees most recently approved the continuation of the Agreement at their meeting held in June 2011. The Agreement was continued for a one-year period. In considering whether to approve the continuation of the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates. The Trustees also considered that, with respect to the Predecessor Fund, the Adviser or its predecessors had managed the Predecessor Fund since its inception in 1977.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the administrative services provided by Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information which compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Fund using a variety of performance metrics, including metrics which also measured the performance of the Fund on a risk adjusted basis.

With respect to the Fund and the Predecessor Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Fund’s Agreement. In coming to this conclusion, the Trustees noted that many of the funds in

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the Fund’s peer group have different investment mandates, making comparisons somewhat inapposite, and the Fund’s performance had been consistent with its investment objective of capturing the majority of the returns associated with equity investments, while exposing investors to less risk than other equity investments.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally (as noted by certain financial publications), and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund, the Predecessor Fund and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. The Trustees considered that management had instituted an expense cap for the Fund, and they considered the amounts waived or reimbursed by the Adviser under the cap.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the

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Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense waivers or caps. The Trustees noted that the Fund had breakpoints in its advisory fee and was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic turmoil on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under a separate agreement covering administrative services.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the fact that Natixis Advisors’ parent company benefits from the retention of an affiliated Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2012.

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Portfolio of Investments – as of June 30, 2011 (Unaudited)

Gateway Fund

Shares	Description	Value (†)

Common Stocks — 98.4% of Net Assets
	Aerospace & Defense — 2.7%
477,836	Boeing Co. (The)(b)	$35,326,415
158,067	Goodrich Corp.(b)	15,095,399
455,135	Honeywell International, Inc.(b)	27,121,495
404,545	Raytheon Co.(b)	20,166,568
526,522	United Technologies Corp.(b)	46,602,462

		144,312,339

	Air Freight & Logistics — 0.9%
676,173	United Parcel Service, Inc., Class B(b)	49,313,297

	Airlines — 0.0%
45,763	AMR Corp.(b)(c)	247,120

	Auto Components — 0.1%
162,452	Cooper Tire & Rubber Co.(b)	3,214,925

	Automobiles — 0.2%
950,879	Ford Motor Co.(b)(c)	13,112,621

	Beverages — 2.4%
1,026,875	Coca-Cola Co. (The)(b)	69,098,419
836,111	PepsiCo, Inc.(b)	58,887,297

		127,985,716

	Biotechnology — 1.1%
433,802	Amgen, Inc.(b)(c)	25,312,347
128,705	Biogen Idec, Inc.(b)(c)	13,761,138
20,692	Cephalon, Inc.(b)(c)	1,653,291
321,745	Gilead Sciences, Inc.(b)(c)	13,323,460
61,711	Human Genome Sciences, Inc.(b)(c)	1,514,388
298,241	PDL BioPharma, Inc.(b)	1,750,675

		57,315,299

	Capital Markets — 2.1%
884,969	Charles Schwab Corp. (The)(b)	14,557,740
378,265	Eaton Vance Corp.(b)	11,434,951
251,153	Goldman Sachs Group, Inc. (The)(b)	33,425,953
668,770	Legg Mason, Inc.(b)	21,908,905
1,038,932	Morgan Stanley(b)	23,905,825
70,571	TD Ameritrade Holding Corp.(b)	1,376,840
193,641	Waddell & Reed Financial, Inc., Class A(b)	7,038,851

		113,649,065

	Chemicals — 2.4%
989,890	Dow Chemical Co. (The)(b)	35,636,040
819,271	E.I. du Pont de Nemours & Co.(b)	44,281,598
227,597	Eastman Chemical Co.(b)	23,230,826
38,734	Lubrizol Corp. (The)(b)	5,200,814
44,839	Monsanto Co.(b)	3,252,621
416,346	Olin Corp.(b)	9,434,400
312,996	RPM International, Inc.(b)	7,205,168

		128,241,467

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2011 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)

	Commercial Banks — 2.4%
169,647	Associated Banc-Corp(b)	$2,358,093
130,602	FirstMerit Corp.(b)	2,156,239
175,126	Old National Bancorp(b)	1,891,361
12,125	Toronto-Dominion Bank (The)(b)	1,029,413
1,309,144	U.S. Bancorp(b)	33,396,263
3,266,567	Wells Fargo & Co.(b)	91,659,870

		132,491,239

	Commercial Services & Supplies — 0.6%
313,917	Avery Dennison Corp.(b)	12,126,614
76,741	Deluxe Corp.(b)	1,896,270
252,002	R. R. Donnelley & Sons Co.(b)	4,941,759
433,025	Waste Management, Inc.(b)	16,138,842

		35,103,485

	Communications Equipment — 1.9%
2,252,608	Cisco Systems, Inc.(b)	35,163,211
189,614	Motorola Mobility Holdings, Inc.(b)(c)	4,179,092
222,381	Motorola Solutions, Inc.(b)(c)	10,238,421
31,156	Plantronics, Inc.(b)	1,138,129
956,173	Qualcomm, Inc.(b)	54,301,065

		105,019,918

	Computers & Peripherals — 3.5%
409,144	Apple, Inc.(b)(c)	137,337,367
422,716	Dell, Inc.(b)(c)	7,046,676
127,517	EMC Corp.(c)	3,513,093
1,104,906	Hewlett-Packard Co.(b)	40,218,578

		188,115,714

	Consumer Finance — 0.5%
262,475	American Express Co.(b)	13,569,957
587,193	Discover Financial Services(b)	15,707,413

		29,277,370

	Containers & Packaging — 0.1%
116,207	Sonoco Products Co.(b)	4,129,997

	Distributors — 0.3%
289,418	Genuine Parts Co.(b)	15,744,339

	Diversified Financial Services — 3.9%
3,606,010	Bank of America Corp.(b)	39,521,869
986,580	Citigroup, Inc.(b)	41,081,191
77,652	CME Group, Inc., Class A(b)	22,642,547
2,510,111	JPMorgan Chase & Co.(b)	102,763,944
169,784	NYSE Euronext(b)	5,818,498

		211,828,049

	Diversified Telecommunication Services — 3.7%
3,653,900	AT&T, Inc.(b)	114,768,999
1,343,912	Frontier Communications Corp.(b)	10,845,370
1,999,274	Verizon Communications, Inc.(b)	74,432,971

		200,047,340

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of June 30, 2011 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)

	Electric Utilities — 1.6%
2,006,558	Duke Energy Corp.(b)	$37,783,487
78,779	Hawaiian Electric Industries, Inc.(b)	1,895,423
1,028,039	Pepco Holdings, Inc.(b)	20,180,406
585,922	Progress Energy, Inc.(b)	28,130,115

		87,989,431

	Electrical Equipment — 0.7%
546,701	Emerson Electric Co.(b)	30,751,931
100,018	Hubbell, Inc., Class B(b)	6,496,169

		37,248,100

	Electronic Equipment, Instruments & Components — 0.5%
1,097,688	Corning, Inc.(b)	19,923,037
265,407	TE Connectivity Ltd.(b)	9,756,362

		29,679,399

	Energy Equipment & Services — 2.9%
207,402	Baker Hughes, Inc.(b)	15,049,089
59,772	CARBO Ceramics, Inc.(b)	9,739,848
20,844	Diamond Offshore Drilling, Inc.(b)	1,467,626
740,312	Halliburton Co.(b)	37,755,912
486,848	Patterson-UTI Energy, Inc.(b)	15,389,265
831,063	Schlumberger Ltd.(b)	71,803,843
125,788	Tidewater, Inc.(b)	6,768,652

		157,974,235

	Food & Staples Retailing — 1.5%
807,889	CVS Caremark Corp.(b)	30,360,469
185,500	SUPERVALU, Inc.(b)	1,745,555
931,259	Wal-Mart Stores, Inc.(b)	49,487,103

		81,593,127

	Food Products — 1.4%
795,128	ConAgra Foods, Inc.(b)	20,522,254
1,160,253	Kraft Foods, Inc., Class A(b)	40,875,713
751,063	Sara Lee Corp.(b)	14,262,686

		75,660,653

	Gas Utilities — 0.8%
190,728	National Fuel Gas Co.(b)	13,884,999
78,973	Nicor, Inc.(b)	4,322,982
250,900	Oneok, Inc.(b)	18,569,109
132,988	WGL Holdings, Inc.(b)	5,118,708

		41,895,798

	Health Care Equipment & Supplies — 1.2%
388,030	Baxter International, Inc.(b)	23,161,511
499,003	Boston Scientific Corp.(b)(c)	3,448,111
86,913	Covidien PLC(b)	4,626,379
39,971	Intuitive Surgical, Inc.(b)(c)	14,873,609
537,335	Medtronic, Inc.(b)	20,703,517

		66,813,127

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of June 30, 2011 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)

	Health Care Providers & Services — 2.2%
512,451	Aetna, Inc.(b)	$22,593,965
193,975	Coventry Health Care, Inc.(b)(c)	7,074,268
81,921	HCA Holdings, Inc.(c)	2,703,393
314,649	Medco Health Solutions, Inc.(b)(c)	17,783,961
801,019	UnitedHealth Group, Inc.(b)	41,316,560
114,280	Universal Health Services, Inc., Class B(b)	5,888,848
262,071	WellPoint, Inc.(b)	20,643,333

		118,004,328

	Health Care Technology — 0.0%
30,692	Quality Systems, Inc.(b)	2,679,412

	Hotels, Restaurants & Leisure — 1.5%
715,082	International Game Technology(b)	12,571,142
25,467	Las Vegas Sands Corp.(c)	1,074,962
720,441	McDonald’s Corp.(b)	60,747,585
56,179	Tim Hortons, Inc.(b)	2,742,097
271,449	Wendy’s/Arby’s Group, Inc., Class A(b)	1,376,247
18,597	Wynn Resorts Ltd.(b)	2,669,413

		81,181,446

	Household Durables — 0.9%
578,219	Leggett & Platt, Inc.(b)	14,096,979
571,545	Newell Rubbermaid, Inc.(b)	9,018,980
70,877	Toll Brothers, Inc.(c)	1,469,989
220,249	Tupperware Brands Corp.(b)	14,855,795
101,757	Whirlpool Corp.(b)	8,274,880

		47,716,623

	Household Products — 1.6%
187,406	Colgate-Palmolive Co.(b)	16,381,158
185,742	Kimberly-Clark Corp.(b)	12,362,988
941,596	Procter & Gamble Co. (The)(b)	59,857,258

		88,601,404

	Industrial Conglomerates — 2.5%
334,013	3M Co.(b)	31,681,133
5,104,766	General Electric Co.(b)	96,275,887
156,132	Tyco International Ltd.(b)	7,717,605

		135,674,625

	Insurance — 2.4%
55,655	Aegon NV, NY Registered Shares, Sponsored ADR(b)(c)	378,454
174,754	Aflac, Inc.(b)	8,157,517
645,415	Allstate Corp. (The)(b)	19,704,520
166,580	American International Group, Inc.(b)(c)	4,884,126
95,694	AON Corp.(b)	4,909,102
295,389	Arthur J. Gallagher & Co.(b)	8,430,402
100,187	Berkshire Hathaway, Inc., Class B(b)(c)	7,753,472
445,567	Fidelity National Financial, Inc., Class A(b)	7,013,225
469,592	Lincoln National Corp.(b)	13,378,676

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2011 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)

	Insurance — continued
395,187	Marsh & McLennan Cos., Inc.(b)	$12,325,883
92,225	Mercury General Corp.(b)	3,641,965
517,797	Old Republic International Corp.(b)	6,084,115
164,474	Principal Financial Group, Inc.(b)	5,003,299
222,024	Travelers Cos., Inc. (The)(b)	12,961,761
44,781	Unitrin, Inc.(b)	1,328,652
724,875	XL Group PLC(b)	15,932,752

		131,887,921

	Internet & Catalog Retail — 0.8%
208,386	Amazon.com, Inc.(b)(c)	42,612,853

	Internet Software & Services — 2.0%
245,969	Akamai Technologies, Inc.(b)(c)	7,740,645
66,697	AOL, Inc.(b)(c)	1,324,602
22,652	Baidu, Inc., Sponsored ADR(b)(c)	3,174,225
743,541	eBay, Inc.(b)(c)	23,994,068
125,719	Google, Inc., Class A(b)(c)	63,661,587
198,866	VeriSign, Inc.(b)	6,654,056

		106,549,183

	IT Services — 3.9%
645,534	Automatic Data Processing, Inc.(b)	34,006,731
159,578	Broadridge Financial Solutions, Inc.(b)	3,841,042
337,430	Cognizant Technology Solutions Corp., Class A(b)(c)	24,747,116
256,064	Fidelity National Information Services, Inc.(b)	7,884,211
533,268	International Business Machines Corp.(b)	91,482,125
32,426	Lender Processing Services, Inc.(b)	678,028
751,267	Paychex, Inc.(b)	23,078,922
121,779	Visa, Inc., Class A(b)	10,261,099
848,956	Western Union Co.(b)	17,004,589

		212,983,863

	Leisure Equipment & Products — 0.4%
393,969	Eastman Kodak Co.(b)(c)	1,410,409
735,373	Mattel, Inc.(b)	20,215,404

		21,625,813

	Machinery — 3.6%
205,327	Caterpillar, Inc.(b)	21,859,112
325,407	Cummins, Inc.(b)	33,676,370
335,578	Deere & Co.(b)	27,668,406
556,489	Eaton Corp.(b)	28,631,359
206,935	Parker Hannifin Corp.(b)	18,570,347
108,640	Pentair, Inc.(b)	4,384,710
106,186	Snap-on, Inc.(b)	6,634,501
175,366	SPX Corp.(b)	14,495,754
429,890	Stanley Black & Decker, Inc.(b)	30,973,575
194,217	Timken Co. (The)(b)	9,788,537

		196,682,671

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2011 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)

	Media — 2.5%
697,127	News Corp., Class B(b)	$12,604,056
345,030	Omnicom Group, Inc.(b)	16,616,645
235,071	Time Warner Cable, Inc.(b)	18,344,941
765,095	Time Warner, Inc.(b)	27,826,505
70,387	Virgin Media, Inc.(b)	2,106,683
1,534,816	Walt Disney Co. (The)(b)	59,919,216

		137,418,046

	Metals & Mining — 1.1%
1,389,057	Alcoa, Inc.(b)	22,030,444
95,487	Cia Siderurgica Nacional SA, Sponsored ADR(b)	1,189,768
178,497	Freeport-McMoRan Copper & Gold, Inc.(b)	9,442,491
386,415	Gerdau SA, Sponsored ADR(b)	4,065,086
284,859	Nucor Corp.(b)	11,741,888
183,041	Southern Copper Corp.(b)	6,016,558
62,688	Steel Dynamics, Inc.(b)	1,018,680
117,586	Worthington Industries, Inc.(b)	2,716,236

		58,221,151

	Multi Utilities — 1.8%
624,100	Ameren Corp.(b)	17,999,044
250,369	CenterPoint Energy, Inc.(b)	4,844,640
540,450	Consolidated Edison, Inc.(b)	28,773,558
279,813	Integrys Energy Group, Inc.(b)	14,505,506
135,552	OGE Energy Corp.(b)	6,820,977
775,455	Public Service Enterprise Group, Inc.(b)	25,310,851

		98,254,576

	Multiline Retail — 1.0%
433,906	J.C. Penney Co., Inc.(b)	14,987,113
738,733	Macy’s, Inc.(b)	21,600,553
394,421	Nordstrom, Inc.(b)	18,514,122
2,455	Sears Holdings Corp.(b)(c)	175,385

		55,277,173

	Oil, Gas & Consumable Fuels — 9.4%
806,873	Chesapeake Energy Corp.(b)	23,956,059
1,150,296	Chevron Corp.(b)	118,296,441
62,273	CNOOC Ltd., Sponsored ADR(b)	14,692,069
926,675	ConocoPhillips(b)	69,676,693
212,338	CONSOL Energy, Inc.(b)	10,294,146
2,274,204	ExxonMobil Corp.(b)	185,074,722
643,326	Occidental Petroleum Corp.(b)	66,931,637
414,688	Southwestern Energy Co.(b)(c)	17,781,822
124,543	StatoilHydro ASA, Sponsored ADR(b)	3,169,619
17,948	Total SA, Sponsored ADR(b)	1,038,112

		510,911,320

	Paper & Forest Products — 0.4%
710,543	MeadWestvaco Corp.(b)	23,668,187

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2011 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)

	Personal Products — 0.2%
478,177	Avon Products, Inc.(b)	$13,388,956

	Pharmaceuticals — 6.3%
1,011,990	Abbott Laboratories(b)	53,250,914
189,937	Bristol-Myers Squibb Co.(b)	5,500,576
273,463	Eli Lilly & Co.(b)	10,263,066
209,197	GlaxoSmithKline PLC, Sponsored ADR(b)	8,974,551
1,274,123	Johnson & Johnson(b)	84,754,662
1,988,263	Merck & Co., Inc.(b)	70,165,801
5,316,612	Pfizer, Inc.(b)	109,522,207

		342,431,777

	Professional Services — 0.1%
67,252	Dun & Bradstreet Corp.(b)	5,080,216

	REITs - Diversified — 0.7%
1,079,747	Duke Realty Corp.(b)	15,127,256
679,828	Liberty Property Trust(b)	22,148,796

		37,276,052

	REITs - Healthcare — 0.6%
122,701	Healthcare Realty Trust, Inc.(b)	2,531,322
495,215	Nationwide Health Properties, Inc.(b)	20,506,853
455,357	Senior Housing Properties Trust(b)	10,659,907

		33,698,082

	REITs - Mortgage — 0.3%
895,873	Annaly Capital Management, Inc.(b)	16,161,549
47,890	Hatteras Financial Corp.(b)	1,351,935

		17,513,484

	REITs - Office Property — 0.3%
436,313	Mack-Cali Realty Corp.(b)	14,372,150

	Road & Rail — 0.6%
1,333,389	CSX Corp.(b)	34,961,460

	Semiconductors & Semiconductor Equipment — 2.6%
726,190	Advanced Micro Devices, Inc.(b)(c)	5,076,068
57,352	Altera Corp.(b)	2,658,265
273,165	Analog Devices, Inc.(b)	10,691,678
134,949	Applied Materials, Inc.(b)	1,755,687
10,582	First Solar, Inc.(b)(c)	1,399,681
2,674,271	Intel Corp.(b)	59,261,845
274,728	Linear Technology Corp.(b)	9,071,519
45,482	Maxim Integrated Products, Inc.(b)	1,162,520
333,251	Microchip Technology, Inc.(b)	12,633,545
339,502	National Semiconductor Corp.(b)	8,355,144
374,839	NVIDIA Corp.(b)(c)	5,973,060
527,324	Texas Instruments, Inc.(b)	17,312,047
197,251	Xilinx, Inc.(b)	7,193,744

		142,544,803

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2011 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)

	Software — 4.0%
568,169	Activision Blizzard, Inc.(b)	$6,636,214
323,438	Adobe Systems, Inc.(b)(c)	10,172,125
262,973	Autodesk, Inc.(b)(c)	10,150,758
4,272,823	Microsoft Corp.(b)	111,093,398
2,227,969	Oracle Corp.(b)	73,322,460
361,045	Symantec Corp.(b)(c)	7,119,807

		218,494,762

	Specialty Retail — 2.8%
192,593	Abercrombie & Fitch Co., Class A(b)	12,888,324
404,803	American Eagle Outfitters, Inc.(b)	5,161,238
222,024	Best Buy Co., Inc.(b)	6,973,774
183,146	Foot Locker, Inc.(b)	4,351,549
233,424	Gap, Inc. (The)(b)	4,224,974
1,250,912	Home Depot, Inc. (The)(b)	45,308,033
502,290	Limited Brands, Inc.(b)	19,313,050
830,594	Lowe’s Cos., Inc.(b)	19,361,146
446,146	RadioShack Corp.(b)	5,938,203
306,882	Tiffany & Co.(b)	24,096,375
75,024	TJX Cos., Inc. (The)(b)	3,941,011

		151,557,677

	Thrifts & Mortgage Finance — 0.3%
145,055	Capitol Federal Financial, Inc.(b)	1,705,847
945,396	New York Community Bancorp, Inc.(b)	14,171,486

		15,877,333

	Tobacco — 2.0%
1,332,405	Altria Group, Inc.(b)	35,188,816
833,426	Philip Morris International, Inc.(b)	55,647,854
347,970	Reynolds American, Inc.(b)	12,892,289
172,661	Vector Group Ltd.(b)	3,071,639

		106,800,598

	Trading Companies & Distributors — 0.1%
130,960	GATX Corp.(b)	4,861,235

	Wireless Telecommunication Services — 0.1%
186,329	Clearwire Corp., Class A(b)(c)	704,324
238,510	Vodafone Group PLC, Sponsored ADR(b)	6,372,987

		7,077,311

	Total Common Stocks (Identified Cost $3,419,292,014)	5,353,889,661

Contracts
Purchased Options — 0.4%
	Index Options — 0.4%
5,341	On S&P 500 Index, Put expiring July 16, 2011 at 1175	280,403
3,975	On S&P 500 Index, Put expiring July 16, 2011 at 1200	308,062

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2011 (Unaudited)

Gateway Fund – (continued)

Contracts	Description	Value (†)

	Index Options — (continued)
6,944	On S&P 500 Index, Put expiring August 20, 2011 at 1175	$2,916,480
5,031	On S&P 500 Index, Put expiring August 20, 2011 at 1200	2,867,670
5,434	On S&P 500 Index, Put expiring August 20, 2011 at 1225	4,292,860
5,031	On S&P 500 Index, Put expiring September 17, 2011 at 1175	4,226,040
8,404	On S&P 500 Index, Put expiring September 17, 2011 at 1200	9,202,380

	Total Purchased Options (Identified Cost $47,933,384)	24,093,895

Principal Amount
Short-Term Investments — 5.3%
$288,937,665

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $288,937,665 on 7/01/2011 collateralized by $50,000,000 Federal Farm Credit Bank, 2.150% due 5/03/2017 valued at $49,812,500; $41,870,000 Federal Farm Credit Bank, 2.750% due 5/16/2017 valued at $42,079,350; $230,000 Federal Home Loan Mortgage Corp., 3.000% due 8/11/2017 valued at $233,163; $465,000 Federal Home Loan Mortgage Corp., 5.000% due 4/08/2030 valued at $467,325; $77,445,000 Federal National Mortgage Association, 5.000% due 3/15/2016 valued at $89,642,588; $96,455,000 Federal National Mortgage Association, 5.000% due 2/13/2017 valued at $112,490,644 including accrued interest (Note 2 of Notes to Financial Statements)

(Identified Cost $288,937,665)

		288,937,665

	Total Investments — 104.1% (Identified Cost $3,756,163,063)(a)	5,666,921,221
	Other assets less liabilities — (4.1)%	(225,220,165)

	Net Assets — 100.0%	$5,441,701,056

Contracts
Written Options — (3.1%)
	Index Options — (3.1%)
4,975	On S&P 500 Index, Call expiring July 16, 2011 at 1265	$(28,631,125)
4,933	On S&P 500 Index, Call expiring July 16, 2011 at 1275	(23,875,720)
4,873	On S&P 500 Index, Call expiring July 16, 2011 at 1300	(13,303,290)
5,214	On S&P 500 Index, Call expiring July 16, 2011 at 1325	(5,683,260)
5,301	On S&P 500 Index, Call expiring August 20, 2011 at 1275	(30,719,295)
4,975	On S&P 500 Index, Call expiring August 20, 2011 at 1285	(24,999,375)
4,935	On S&P 500 Index, Call expiring August 20, 2011 at 1300	(19,517,925)
4,954	On S&P 500 Index, Call expiring September 17, 2011 at 1300	(23,457,190)

	Total Written Options (Premiums Received $145,148,985)	$(170,187,180)

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2011 (Unaudited)

Gateway Fund – (continued)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2011, the net unrealized appreciation on investments based on a cost of $3,756,163,063 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,972,615,829
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(61,857,671)

	Net unrealized appreciation	$1,910,758,158

(b)	All or a portion of this security has been pledged as collateral for outstanding call options.
(c)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2011 (Unaudited)

Oil, Gas & Consumable Fuels	9.4%
Pharmaceuticals	6.3
Software	4.0
IT Services	3.9
Diversified Financial Services	3.9
Diversified Telecommunication Services	3.7
Machinery	3.6
Computers & Peripherals	3.5
Energy Equipment & Services	2.9
Specialty Retail	2.8
Aerospace & Defense	2.7
Semiconductors & Semiconductor Equipment	2.6
Media	2.5
Industrial Conglomerates	2.5
Commercial Banks	2.4
Insurance	2.4
Chemicals	2.4
Beverages	2.4
Health Care Providers & Services	2.2
Capital Markets	2.1
Tobacco	2.0
Internet Software & Services	2.0
Other Investments, less than 2% each	26.6
Short-Term Investments	5.3

Total Investments	104.1
Other assets less liabilities (including written options)	(4.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

ASSETS
Investments at cost	$3,756,163,063
Net unrealized appreciation	1,910,758,158

Investments at value	5,666,921,221
Receivable for Fund shares sold	21,741,602
Receivable for securities sold	1,373,515
Dividends receivable	8,714,563

TOTAL ASSETS	5,698,750,901

LIABILITIES
Options written, at value (premiums received $145,148,985) (Note 2)	170,187,180
Payable for securities purchased	76,688,016
Payable for Fund shares redeemed	6,866,690
Management fees payable (Note 6)	2,485,108
Deferred Trustees’ fees (Note 6)	164,388
Administrative fees payable (Note 6)	205,289
Other accounts payable and accrued expenses	453,174

TOTAL LIABILITIES	257,049,845

NET ASSETS	$5,441,701,056

NET ASSETS CONSIST OF:
Paid-in capital	$5,166,364,788
Undistributed net investment income	190,308
Accumulated net realized loss on investments, options written and foreign currency transactions	(1,610,574,003)
Net unrealized appreciation on investments and options written	1,885,719,963

NET ASSETS	$5,441,701,056

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$2,356,784,337

Shares of beneficial interest	88,871,545

Net asset value and redemption price per share	$26.52

Offering price per share (100/94.25 of net asset value) (Note 1)	$28.14

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$269,718,161

Shares of beneficial interest	10,201,777

Net asset value and offering price per share	$26.44

Class Y shares:
Net assets	$2,815,198,558

Shares of beneficial interest	106,188,975

Net asset value, offering and redemption price per share	$26.51

See accompanying notes to financial statements.

21  |

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$66,993,846
Less net foreign taxes withheld	(52,375)

66,941,471

Expenses
Management fees (Note 6)	17,181,844
Service and distribution fees (Note 6)	4,274,504
Administrative fees (Note 6)	1,233,258
Trustees’ fees and expenses (Note 6)	53,396
Transfer agent fees and expenses (Note 6)	1,696,666
Audit and tax services fees	32,818
Custodian fees and expenses	64,880
Legal fees	43,214
Registration fees	200,163
Shareholder reporting expenses	127,186
Miscellaneous expenses	79,869

Total expenses	24,987,798
Less waiver and/or expense reimbursement (Note 6)	(2,229,313)

Net expenses	22,758,485

Net investment income	44,182,986

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(69,909,625)
Options written	(63,542,863)
Foreign currency transactions	60
Net change in unrealized appreciation (depreciation) on:
Investments	208,554,980
Options written	16,678,572

Net realized and unrealized gain on investments, options written and foreign currency transactions	91,781,124

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$135,964,110

See accompanying notes to financial statements.

|  22

Statement of Changes in Net Assets

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$44,182,986	$78,826,130
Net realized loss on investments, options written and foreign currency transactions	(133,452,428)	(335,057,665)
Net change in unrealized appreciation (depreciation) on investments and options written	225,233,552	493,098,897

Net increase in net assets resulting from operations	135,964,110	236,867,362

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(18,068,955)	(39,524,788)
Class C	(1,070,859)	(2,185,861)
Class Y	(24,709,414)	(36,447,815)

Total distributions	(43,849,228)	(78,158,464)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	151,791,821	355,839,055

Net increase in net assets	243,906,703	514,547,953
NET ASSETS
Beginning of the period	5,197,794,353	4,683,246,400

End of the period	$5,441,701,056	$5,197,794,353

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$190,308	$(143,450)

See accompanying notes to financial statements.

23  |

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|  24

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
Class A*
6/30/2011(f)	$26.06	$0.21	$0.45	$0.66	$(0.20)	$—	$(0.20)
12/31/2010	25.25	0.40	0.81	1.21	(0.40)	—	(0.40)
12/31/2009	24.17	0.49	1.06	1.55	(0.47)	—	(0.47)
12/31/2008	28.64	0.55	(4.49)	(3.94)	(0.53)	—	(0.53)
12/31/2007	27.04	0.53	1.61	2.14	(0.54)	—	(0.54)
12/31/2006	25.00	0.48	2.04	2.52	(0.48)	—	(0.48)
Class C
6/30/2011(f)	25.98	0.11	0.45	0.56	(0.10)	—	(0.10)
12/31/2010	25.18	0.21	0.80	1.01	(0.21)	—	(0.21)
12/31/2009	24.11	0.30	1.07	1.37	(0.30)	—	(0.30)
12/31/2008**	27.76	0.35	(3.57)	(3.22)	(0.43)	—	(0.43)
Class Y
6/30/2011(f)	26.06	0.24	0.45	0.69	(0.24)	—	(0.24)
12/31/2010	25.24	0.47	0.81	1.28	(0.46)	—	(0.46)
12/31/2009	24.17	0.54	1.06	1.60	(0.53)	—	(0.53)
12/31/2008**	27.76	0.56	(3.56)	(3.00)	(0.59)	—	(0.59)

*	As of the close of business on February 15, 2008, the Fund acquired the assets and liabilities of Gateway Fund (the “Predecessor Fund”), a series of The Gateway Trust, an Ohio business trust, in exchange for Class A shares of the Fund pursuant to a plan of reorganization approved by the Predecessor Fund shareholders on January 18, 2008 (the “Acquisition”). Prior to the Acquisition, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore information for the periods prior to and including February 15, 2008 relates to the Predecessor Fund.
**	From commencement of Class operations on February 19, 2008 through December 31, 2008.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	For the six months ended June 30, 2011 (Unaudited).

See accompanying notes to financial statements.

25  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(e)	Gross expenses (%) (d)	Net investment income (%) (d)	Portfolio turnover rate (%)

$26.52	2.56	$2,356,784	0.94	1.03	1.58	2
26.06	4.83	2,403,629	0.94	1.05	1.59	7
25.25	6.57	2,784,865	0.94	1.05	2.05	11
24.17	(13.92)	3,142,574	0.94	1.03	2.05	38
28.64	7.94	4,278,699	0.94	0.94	1.91	5
27.04	10.14	3,329,940	0.95	0.95	1.92	9

26.44	2.18	269,718	1.70	1.78	0.82	2
25.98	4.03	273,779	1.70	1.80	0.84	7
25.18	5.78	238,997	1.70	1.80	1.24	11
24.11	(11.74)	173,869	1.70	1.83	1.57	38

26.51	2.64	2,815,199	0.70	0.78	1.82	2
26.06	5.13	2,520,386	0.70	0.80	1.86	7
25.24	6.83	1,659,385	0.70	0.78	2.25	11
24.17	(11.03)	1,402,090	0.70	0.78	2.45	38

See accompanying notes to financial statements.

|  26

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization.  Gateway Fund (the “Fund”) is the sole series of Gateway Trust (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund is a diversified investment company.

The Fund offers Class A, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt

27  |

Notes to Financial Statements (continued)

June 30, 2011 (Unaudited)

securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Exchange-traded index options are valued at the average of the closing bid and ask quotations. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of June 30, 2011, purchased options were fair valued at $24,093,895 and written options were fair valued at $170,187,180.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

b.  Investment Transactions and Related Investment Income.   Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of

|  28

Notes to Financial Statements (continued)

June 30, 2011 (Unaudited)

investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the fiscal year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Option Contracts.  The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. The Fund writes (sells) index call options and purchases index put options.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to

29  |

Notes to Financial Statements (continued)

June 30, 2011 (Unaudited)

the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

e.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of June 30, 2011 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, distributions in excess of current earnings and return of capital and capital gains distributions from REITs. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net

|  30

Notes to Financial Statements (continued)

June 30, 2011 (Unaudited)

realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to wash sales, REIT basis adjustments, deferred Trustees’ fees, capital loss carryforwards, dividends payable and unrealized depreciation on open option contracts.

Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2010, was as follows:

2010 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$78,158,464	$—	$78,158,464

As of December 31, 2010, the capital loss carryforward was as follows:

Capital loss carryforward:

Expires December 31, 2014	$(145,737,404)
Expires December 31, 2017	(1,005,056,628)
Expires December 31, 2018	(393,580,551)

Total capital loss carryforward	$(1,544,374,583)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

g.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their

31  |

Notes to Financial Statements (continued)

June 30, 2011 (Unaudited)

duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$5,353,889,661	$—	$—	$5,353,889,661
Purchased Options	—	24,093,895	—	24,093,895
Short-Term Investments	—	288,937,665	—	288,937,665

Total	$5,353,889,661	$313,031,560	$—	$5,666,921,221

Liability Valuation Inputs
Description(a)	Level 1	Level 2	Level 3	Total
Written Options	$—	$(170,187,180)	$—	$(170,187,180)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

|  32

Notes to Financial Statements (continued)

June 30, 2011 (Unaudited)

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the six months ended June 30, 2011, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of June 30, 2011:

Statement of Assets and Liabilities Caption	Equity Contracts
Assets
Investments at value*	$24,093,895
Liabilities
Options written, at value	(170,187,180)

*	Represents purchased options, at value.

Transactions in derivative instruments for the Fund during the six months ended June 30, 2011 were as follows:

Statement of Operations Caption	Equity Contracts
Net Realized Gain (Loss) on:
Investments*	$(125,515,205)
Options written	(63,542,863)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments*	7,542,441
Options written	16,678,572

*	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

33  |

Notes to Financial Statements (continued)

June 30, 2011 (Unaudited)

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures. Volume of option activity for the Fund, as a percentage of investments in common stocks, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2011:

Gateway Fund*	Call Options Written	Put Options Purchased
Average Notional Amount Outstanding	98.97%	98.97%
Highest Notional Amount Outstanding	99.14%	99.14%
Lowest Notional Amount Outstanding	98.54%	98.54%
Notional Amount Outstanding as of June 30, 2011	99.06%	99.06%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500 Index.

Notional amounts outstanding at the end of the prior period are included in the averages above.

The following is a summary of the Fund’s written option activity:

	Number of Contracts	Premiums
Outstanding at 12/31/2010	40,622	$150,321,823
Options written	171,431	575,741,669
Options terminated in closing purchase transactions	(171,893)	(580,914,507)
Options expired	—	—

Outstanding at 6/30/2011	40,160	$145,148,985

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2011, purchases and sales of securities (excluding short-term investments) were $98,491,842 and $155,214,606, respectively.

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to the Fund. Gateway Advisers is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.65% of the first $5 billion of the Fund’s average daily net assets and 0.60% of the Fund’s average daily net assets in excess of $5 billion, calculated daily and payable monthly.

|  34

Notes to Financial Statements (continued)

June 30, 2011 (Unaudited)

Gateway Advisers has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until April 30, 2012 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended June 30, 2011, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class Y
0.94%	1.70%	0.70%

Gateway Advisers shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fee or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2011, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Waiver of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$17,181,844	$1,487,072	$15,694,772	0.65%	0.59%

[1]	Management fee waiver is subject to possible recovery until December 31, 2012.

For the six months ended June 30, 2011, Class A expenses have been reimbursed in the amount of $116,917. This expense reimbursement is subject to possible recovery until December 31, 2012.

No expenses were recovered during the six months ended June 30, 2011 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distributors, L.P. (“Natixis Distributors”), a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distributors serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

35  |

Notes to Financial Statements (continued)

June 30, 2011 (Unaudited)

Under the Class A Plan, the Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distributors in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays Natixis Distributors a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distributors in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2011, the Fund paid the following service and distribution fees:

Service Fees		Distribution Fees
Class A	Class C	Class C
$2,922,927	$337,894	$1,013,683

c.  Administrative Fees.  Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

Prior to May 1, 2011, Natixis Advisors had voluntarily agreed to limit its administrative services fees attributable to the Fund to an amount not to exceed on an annual basis $300,000 plus the sub-administration expenses attributable to the Fund. This voluntary agreement has been terminated.

|  36

Notes to Financial Statements (continued)

June 30, 2011 (Unaudited)

For the six months ended June 30, 2011, the Fund paid the following administrative fees to Natixis Advisors:

Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
$1,233,258	$625,324	$607,934

d.  Sub-Transfer Agent Fees.  Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally is a percentage of the value of shares held) not to exceed what the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediaries. Natixis Distributors pays the remainder of the fees.

For the six months ended June 30, 2011, the Fund paid $1,152,639 in sub-transfer agent fees, which are reflected in transfer agent fees and expenses in the Statement of Operations.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distributors during the six months ended June 30, 2011 amounted to $374,758.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $250,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $80,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $15,000. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $7,500 for each Committee meeting that he or she attends in person and $3,750 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other

37  |

Notes to Financial Statements (continued)

June 30, 2011 (Unaudited)

factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.125% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

Prior to April 21, 2011, the Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participated in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participated in the line of credit. Interest was charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2011, the Fund had no borrowings under these agreements.

8.  Broker Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included in realized gains in the Statement of Operations.

For the six months ended June 30, 2011, the Fund had no amounts rebated under these agreements.

|  38

Notes to Financial Statements (continued)

June 30, 2011 (Unaudited)

9.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	12,844,261	$339,997,457	28,133,631	$710,428,849
Issued in connection with the reinvestment of distributions	622,102	16,400,981	1,393,835	35,296,119
Redeemed	(16,816,011)	(445,124,332)	(47,609,312)	(1,202,780,192)

Net change	(3,349,648)	$(88,725,894)	(18,081,846)	$(457,055,224)

Class C
Issued from the sale of shares	1,338,154	$35,308,234	4,041,174	$101,731,006
Issued in connection with the reinvestment of distributions	26,491	696,527	51,651	1,306,529
Redeemed	(1,699,145)	(44,803,085)	(3,049,442)	(76,863,139)

Net change	(334,500)	$(8,798,324)	1,043,383	$26,174,396

Class Y
Issued from the sale of shares	32,153,704	$851,270,252	58,377,257	$1,479,687,500
Issued in connection with the reinvestment of distributions	516,912	13,626,364	945,591	23,982,011
Redeemed	(23,210,010)	(615,580,577)	(28,336,696)	(716,949,628)

Net change	9,460,606	$249,316,039	30,986,152	$786,719,883

Increase (decrease) from capital share transactions	5,776,458	$151,791,821	13,947,689	$355,839,055

39  |

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name: David L. Giunta
Title: President and Chief Executive Officer
Date: August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name: David L. Giunta
Title: President and Chief Executive Officer
Date: August 23, 2011

By:	/s/ Michael C. Kardok
Name: Michael C. Kardok
Title: Treasurer
Date: August 23, 2011